Long-term Investments (Narrative) (Details) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Feb. 11, 2020 shares	Nov. 30, 2019 CAD ($) $ / shares shares	Jul. 25, 2019 CAD ($)	May 24, 2019 CAD ($) $ / shares shares	Feb. 19, 2019 CAD ($)	Nov. 01, 2018 CAD ($) Receipt	Jul. 31, 2020 CAD ($) $ / shares shares	Jul. 31, 2019 CAD ($) $ / shares
Disclosure Of Long Term Investment [Line Items]
Proceeds from sale of investments							$ 7,871
Zero interest bearing convertible debentures							23,902
Conversion of convertible debenture amount							20,603
Fire & Flower Inc. common shares
Disclosure Of Long Term Investment [Line Items]
Conversion of debt, shares issued | shares	319,377	1,000,000
Conversion of debt, converted amount		$ 800
Conversion rate of convertible debentures | $ / shares		$ 0.80
Conversion of debt, fair value of shares issued		$ 920					$ 313
Conversion of debt, fair value of shares issued per share | $ / shares		$ 0.98					$ 0.98
Number of subscription | Receipt						1,980,000
Proceeds from subscription receipts						$ 2,970
Subscription receipts convert to common shares ratio					1
Fair value investment observable prices		$ 980			$ 2,970
Proceeds from sale of investments			$ 2,493
Fair value of investments
Losses on disposals of investments								477
Gains on disposals of investments		$ 60
Newstrike
Disclosure Of Long Term Investment [Line Items]
Market price of convertible debentures | $ / shares				$ 9.11
Percentage of voting equity interests acquired				100.00%
Newstrike | Fire & Flower Inc. common share purchase warrants
Disclosure Of Long Term Investment [Line Items]
Number of common share purchase warrants obtained | shares				1,000,000
Subscription receipts convert to common shares ratio				1
Fair value of investments				$ 243
Fair value of warrants				$ 505
Losses on disposals of investments								243
Market price of warrants | $ / shares				$ 1.33
Expected life of warrants				8 years 4 months 24 days
Dividends on warrants
Volatility rate of warrants				100.00%
Risk free rate of warrants				1.46%
Newstrike | Inner Spirit common shares
Disclosure Of Long Term Investment [Line Items]
Number of common shares obtained | shares				15,000,000
Fair value of investments				$ 2,850			$ 1,260
Number of common shares disposed | shares							6,005,500
Gains on disposals of investments							$ 24
Number of remaining common shares obtained | shares							8,994,500
Market price of shares held | $ / shares							$ 0.14	$ 0.20
Newstrike | Inner Spirit common shares | Minimum
Disclosure Of Long Term Investment [Line Items]
Market price of shares disposed | $ / shares							0.09
Newstrike | Inner Spirit common shares | Maximum
Disclosure Of Long Term Investment [Line Items]
Market price of shares disposed | $ / shares							$ 0.15
Newstrike | Inner Spirit common share purchase warrants
Disclosure Of Long Term Investment [Line Items]
Number of common share purchase warrants obtained | shares				7,500,000
Subscription receipts convert to common shares ratio				1
Fair value of warrants				$ 414
Losses on disposals of investments							$ 403	$ 11
Newstrike | Greentank Technologies
Disclosure Of Long Term Investment [Line Items]
Fair value of investments				$ 6,723
Number of preferred shares acquired | shares				1,953,125
Impairment Of Investment							6,574	(149)
Newstrike | Neal Brothers Inc.
Disclosure Of Long Term Investment [Line Items]
Fair value of investments				$ 4,000
Percentage of voting equity interests acquired				19.90%
Impairment Of Investment							$ 4,000